Schedule of deferred tax assets and liabilities (Details) (Parenthetical)	6 Months Ended
Jun. 30, 2024 USD ($)
Income Tax Disclosure [Abstract]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 75,031